Exhibit 99.15

Client Name:	Credit Suisse
Client Project Name:	CSMLT 2015-3
Start - End Dates:	06/2013 - 10/2015
Deal Loan Count:	44

Waived Conditions Summary

Report Run Date:	10/22/2015
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Compliance	Federal Consumer Protection	CMPFDCP847	TILA - ARM Loan Program Disclosure after 3 days from application	1
Compliance	RESPA	CMPRESPA872	RESPA - Fee subject to zero tolerance is greater on HUD than on GFE; evidence of timely post-close refund in file.	1
Total				5

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